WWW INTERNET FUND UPDATE
                            ------------------------



FELLOW SHAREHOLDERS:

I am pleased to report that 1999 was a year that WWW Internet Fund achieved several important milestones. First, we surpassed $100 million in assets. Second, we gained entry into several important fund "supermarket" distribution channels including Fidelity and MSDW Online. Third, we received a coveted 5 Star rating from Morningstar, Inc. for our overall performance for three years. Fourth, we adapted our 3 tier mix benchmarks to modestly increase our Midlife and Adolescent Company weighting from 25% to 33% while decreasing the Mature weighting from 50% to 33%. And fifth, we posted a 166.8% net return for 1999 and closed at a new NAV high of $41.97.

I place the rise in the Fund's assets as our first milestone because increased assets will enable us to operate at a lower expense ratio for shareholders. This occurs because Fund expenses, while not fixed, will decline as a percentage of total assets. But reaching this milestone is also important because it is opening doors for us to receive greater share allocations of Internet IPOs. We are grateful that we have crossed this significant threshold and that shareholders will reap the potential benefits.

Looking forward into the year 2000, we believe that the Internet sector will continue to outperform most other market sectors. The Internet is still in its embryonic stage of development and adaptation. It truly offers an enormous advantage to businesses as a communication, information and distribution system. We have added one new research analyst to follow Adolescent Company stocks (IPO's and small cap issues). This tier has offered extraordinary opportunity for return, although it carries the highest risk in our portfolio. Our management discipline is working and we continue to manage the portfolio for both risk and return. Last year this discipline caused us to take profits in a few stocks that sharply exceeded most all reasonable valuation levels. We closed the year with a little over ten percent in cash. This positioned us favorably for the January sell off that developed as anticipated given the concerns over a hike in US interest rates.

Thank you for your confidence in the management of your hard-earned money. We will continue to work toward increasing shareholder value in the new century.

Sincerely,




/S/ LAWRENCE YORK
-----------------
Lawrence York
Chairman and President

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


WWW TRUST
WWW INTERNET FUND
STATEMENT OF ASSESTS AND LIABILITIES
December 31, 1999
(Unaudited)
--------------------------------------------------------------------------------


ASSETS
Investments in securities, at value                               $ 101,219,338
Cash at custodian bank                                                  500,000
Receivable for fund shares sold                                       2,417,526
Dividends and interest receivable                                        32,929
Prepaid expenses and other assets                                        28,073
                                                                  -------------

Total assets                                                        104,197,866

LIABILITIES
Payable for securities purchased                                      1,614,760
Investment advisory fees payable                                        312,034
Distribution fees payable                                               119,546
Payable for fund shares redeemed                                         52,837
Other accrued expenses                                                   51,628
                                                                  -------------

Total Liabilities                                                     2,150,805
                                                                  -------------

NET ASSETS                                                        $ 102,047,061
                                                                  =============

NET ASSETS CONSIST OF
Capital shares                                                    $  60,722,115
Accumulated net investment loss                                        (719,635)
Accumulated net realized gain from investment transactions           13,405,791
Net unrealized appreciation on investments                           28,638,790
                                                                  -------------

NET ASSETS                                                        $ 102,047,061
                                                                  =============

Net asset value, offering price and redemption price per share    $       41.97
                                                                  =============

Fund shares outstanding                                               2,431,672
                                                                  =============










See notes to financial statements.


WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 1999
(Unaudited)
--------------------------------------------------------------------------------



COMMON STOCKS                                      89.14%

                                                                    SHARES           VALUE
                                                                    ------           -----
BROADCAST & INFORMATION RESOURCES                   5.53%
ACTV Inc**                                                          30,000      $ 1,370,625
AT&T Corp.-Liberty Media Group Cl A**                               15,000          851,250
Healtheon Corp**                                                    33,000        1,237,500
Time Warner Inc                                                     15,000        1,086,563
USA Networks Inc**                                                  19,000        1,049,750
                                                                                -----------
                                                                                  5,595,688

COMMUNICATION & TELECOMMUNICATION SERVICES         12.93%
Airnet Communications Corp**                                       100,000        3,637,500
Charter Communications Inc**                                        25,000          546,875
Deltathree.com Inc**                                                10,000          257,500
KPNQuest NV**                                                       25,000        1,593,750
Phone.com. Inc**                                                    17,100        1,982,531
Qwest Communications International Inc**                            35,000        1,505,000
SBC Communications Inc                                              30,000        1,462,500
USA Talks.com Inc**(1)                                             320,000           24,000
Vocaltec Communications Ltd**                                       55,000          921,250
Winstar Communications Inc**                                        15,500        1,160,562
                                                                                -----------
                                                                                 13,091,468

COMPUTERS & COMPUTER PERIPHERALS                    2.75%
Creative Technology Ltd                                             22,000          382,250
Delphi Automotive Systems Corportation                             100,000        1,575,000
Intel Corp                                                          10,000          823,125
                                                                                -----------
                                                                                  2,780,375

COMPUTER SOFTWARE & INTERNET TOOLS                 17.61%
BroadVision Inc**                                                   20,000        3,401,250
Circle.Com**                                                       100,000        1,231,250
Compuware Corp**                                                    20,000          745,000
Crossroads Systems Inc**                                            30,000        2,535,000
Intuit Inc**                                                        50,000        2,996,875
Microsoft Corp**                                                    10,000        1,167,500
Optio Software Inc**                                                50,000        1,175,000
Phoenix Technologies Ltd**                                          31,500          498,094
Scient Corp**                                                        9,400          812,512
Vignette Corp**                                                     20,000        3,260,000
                                                                                -----------
                                                                                 17,822,481
See notes to financial statements.


                                       3



SCHEDULE OF INVESTMENTS IN SECURITIES - (Continued)

                                                                     SHARES           VALUE
                                                                     ------           -----


DATA COMMUNICATION & NETWORKING EQUIPMENT          11.99%
CIENA Corp**                                                        15,000        $ 862,500
Data Critical Corp**                                                25,000          371,875
Extreme Networks Inc**                                              20,000        1,670,000
Finisar Corp**                                                      35,000        3,145,625
Rainmaker Systems Inc**                                             50,000        1,012,500
Redback Networks Inc**                                              10,500        1,863,750
Tellabs Inc**                                                       50,000        3,209,375
                                                                                -----------
                                                                                 12,135,625

eCOMMERCE                                           4.19%
NCR Corp**                                                          25,000          946,875
Ntown Inc**(1)                                                     275,000          525,000
Official Payments Corp**                                            50,000        2,600,000
ProxyMed Inc**                                                      17,500          170,625
                                                                                -----------
                                                                                  4,242,500

ELECTRONIC MEASURING SOFTWARE & EQUIPMENT           3.59%
Agilent Technologies Inc**                                          30,000        2,319,375
Applied Digital Solutions Inc**                                    175,000        1,312,500
                                                                                -----------
                                                                                  3,631,875

ENTERPRISE SOFTWARE                                 1.70%
Peoplesoft Inc**                                                    25,000          532,813
Sybase Inc**                                                        70,000        1,190,000
                                                                                -----------
                                                                                  1,722,813

e-TAILING                                           5.89%
4 Kids Entertainment Inc**                                          50,000        1,400,000
Consolidated Stores Corp**                                          50,000          812,500
Garden.com Inc**                                                    73,000          634,187
Sharper Image Corp**                                                55,000          697,813
Wal-Mart Stores Inc                                                 35,000        2,419,375
                                                                                -----------
                                                                                  5,963,875

FINANCIAL SERVICES                                  9.62%
E*Trade Group Inc**                                                 20,000          522,500
Internet Capital Group Inc**                                        10,000        1,700,000
London Pacific Group Ltd, ADR**                                     23,000          828,000
Merrill Lynch & Co. Inc                                             20,000        1,670,000
Quotesmith.com Inc**                                                24,500          278,688
S1 Corporation**                                                    50,000        3,906,250
TD Waterhouse Group Inc**                                           30,000          493,125
Wit Capital Group Inc**                                             20,000          340,000
                                                                                -----------
                                                                                  9,738,563


See notes to financial statements.

                                       4




SCHEDULE OF INVESTMENTS IN SECURITIES - (Continued)

                                                                   SHARES/FACE
                                                                     AMOUNT         VALUE
                                                                     ------         -----
Firewall & Internet Security                        5.30%
Check Point Software Technologies Ltd**                             15,000      $ 2,981,250
Entrust Technologies Inc**                                          22,000        1,318,625
ISS Group Inc**                                                     15,000        1,066,875
                                                                                -----------
                                                                                  5,366,750

Internet Content                                    2.34%
Harris Interactive Inc**                                            35,200          459,800
Mapquest.com Inc**                                                  25,000          564,062
Townpagesnet.com PLC**                                              66,600          341,325
iHigh.com Inc**(1)                                                   3,280        1,000,400
                                                                                -----------
                                                                                  2,365,587

ISP/Hosting Service                                 4.67%
America Online Inc**                                                20,000        1,508,750
Exodus Communications Inc**                                         32,850        2,917,491
Mindspring Enterprises Inc**                                        11,400          301,031
                                                                                -----------
                                                                                  4,727,272

Training & Certification                            1.03%
Prosoft Training.com**                                             100,880        1,046,630
                                                                                -----------


 Total Common Stock (Cost $62,141,149)                                           90,231,502

CONVERTIBLE NOTE                                    0.64%
Poso Convertible Note, 13.00%, 11/30/2003                         $100,000          648,437
(Cost $ 100,000)

MUTUAL FUNDS                                       10.22%
Firstar Bank Treasury Fund                                        $10,339,399    10,339,399
                                                                                -----------
(Cost $10,339,399)

 TOTAL INVESTMENTS IN SECURITIES                  100.00%                      $101,219,338
                                                                               ============
(Cost $72,580,548)



 **Non-dividend paying securities.
 (1) Restricted / illiquid securities.







See notes to financial statements.


WWW TRUST
WWW INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
(Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME

Dividends                                                          $     29,482
Interest                                                                 74,765
                                                                   ------------
Total Investment Income                                                 104,247

EXPENSES

Investment advisory fees                                                362,037
Distribution fees                                                       119,546
Professional services fees                                               76,121
Registration fees                                                        19,156
Reports to shareholders                                                   9,456
Other expenses                                                            4,759
                                                                   ------------
Total expenses                                                          591,075
                                                                   ------------
NET INVESTMENT LOSS                                                    (486,828)

REALIZED AND UNREALIZED GAINS (LOSSES)
     ON INVESTMENTS
Net realized gain from investment transactions                       14,122,625
Net change in unrealized appreciation of investments                 22,638,549
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS                                                  36,761,174
                                                                   ------------

NET INCREASE IN ASSETS FROM OPERATIONS                             $ 36,274,346
                                                                   ============



See notes to financial statements.


WWW TRUST
WWW INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          FOR THE
                                                      SIX MONTHS ENDED      FOR THE
                                                      DECEMBER 31, 1999    YEAR ENDED
                                                         (UNAUDITED)      JUNE 30, 1999
                                                         -----------      -------------

FROM OPERATIONS
Net investment loss                                    $    (486,828)   $    (232,807)
Net realized gain from investment transactions            14,122,625           29,950
Net change in unrealized appreciation of investments      22,638,549        5,941,215
                                                       -------------    -------------
Net increase in net assets resulting from operations      36,274,346        5,738,358

DISTRIBUTIONS TO SHAREHOLDERS
From net capital gains on investments                       (745,301)        (112,653)

CAPITAL SHARE TRANSACTIONS
Net increase from capital share transactions              33,199,729       25,064,257
                                                       -------------    -------------

NET INCREASE IN NET ASSETS                                68,728,774       30,689,962

NET ASSETS
Beginning of period                                       33,318,287        2,628,325
                                                       -------------    -------------
End of period                                          $ 102,047,061    $  33,318,287
                                                       =============    =============




See notes to financial statements.


WWW TRUST
WWW INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AS FOLLOWS:

                                                                                                  FOR THE PERIOD
                                                       FOR THE SIX                                AUGUST 1, 1996
                                                      MONTHS ENDED   FOR THE YEAR  FOR THE YEAR  (COMMENCEMENT OF
                                                      DEC. 31, 1999     ENDED        ENDED       OPERATIONS) THROUGH
                                                      (UNAUDITED)   JUNE 30, 1999 JUNE 30, 1998    JUNE 30, 1997
                                                      -----------   ------------- -------------    -------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $  22.64      $  10.95     $   10.99     $   10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss                                       (0.29)        (0.37)        (0.21)        (0.16)
Net realized and unrealized gain on investments           20.02         12.39          1.70          1.36

Total from investment operations                          19.73         12.02          1.49          1.20

LESS DISTRIBUTIONS FROM REALIZED GAINS FROM
     SECURITY TRANSACTIONS                                (0.40)        (0.33)        (1.53)        (0.21)

NET ASSET VALUE, END OF PERIOD                         $  41.97      $  22.64     $   10.95     $   10.99

TOTAL RETURN**                                            87.65%       112.01%        15.96%        13.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (in 000's)                    $102,047      $ 33,318     $   2,628     $   1,472
Ratio of expenses to average net assets before
     expense reimbursement                                 2.43% *       3.65%         5.10%         7.23% *
Ratio of expenses to average net assets after
     expense reimbursement                                 2.43% *       2.50%         2.50%         2.50% *
Ratio of net investment (loss) to average net assets      (2.00%)*      (3.07%)       (4.47%)       (1.62%)*
Ratio of net investment (loss) to average net assets
     net of reimbursement                                 (2.00%)*      (1.90%)       (1.89%)       (0.62%)*

PORTFOLIO TURNOVER RATE                                  106.15%        48.03%        70.52%       109.52%


*  Annualized

** Based on net asset value per share





See notes to financial statements.

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
(UNAUDITED)
--------------------------------------------------------------------------------



1.   SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION
The WWW Trust (comprising the WWW Internet Fund) (the "Fund") was organized as an Ohio business trust, on April 23, 1996, and commenced operations on August 1, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share. The Trust was formed to achieve the investment objective of long term growth through capital appreciation by investing primarily in equity securities of companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATIONS- Portfolio securities, including covered call options if written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

ORGANIZATION EXPENSES- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $65,993. The Fund has elected to defer these expenses and amortize them on a straight-line basis over a 60 month period beginning with the Funds' commencement of operations. Amortization expense amounted to $3,406 for the six months ended December 31, 1999.

INVESTMENTS- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

2.   INVESTMENT ADVISORY AGREEMENT
The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

Under the terms of the Management Agreement, the Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to .50% per year of the value of the Fund's average daily net assets.

All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the Manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and Fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.50% of the average annual net assets of the Fund, except that the amount of such fee waiver shall not normally exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

3.  DISTRIBUTION AGREEMENT
Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Fund. Such fee will be used in it's entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (1) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Manager under the Plan. For the six months ended December 31, 1999, the amount paid or accrued for such expenses was $119,546.

4.  CAPITAL SHARE TRANSACTIONS
As of December 31, 1999 there was an unlimited number of $.001 par value capital shares authorized for the Fund.


        Capital share transactions were as follows:


                                       FOR THE SIX MONTHS                   For the Year
                                    ENDED DECEMBER 31, 1999                    ended
                                          (UNAUDITED)                      JUNE 30, 1999
                                          -----------                      -------------

                                    SHARES           AMOUNT           SHARES        AMOUNT

     Shares sold                   1,512,254    $ 50,114,282       1,920,436    $ 38,668,211
     Shares issued by reinvestment
        of dividends/distributions    21,573         709,537           7,579          98,532
     Shares redeemed
         (net of redemption fees)   (573,685)    (17,624,090)       (696,500)    (13,702,486)
                                   ---------    ------------       ---------    ------------

     Net increase                    960,142    $ 33,199,729       1,231,515    $ 25,064,257
                                   =========    ============       =========    ============

5.  INVESTMENTS
For the six months ended December 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $72,487,359 and $49,392,307 respectively. The gross unrealized appreciation for all securities totaled $30,962,692 and the gross unrealized depreciation for all securities totaled $2,323,902 for a net unrealized appreciation of $28,638,790. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $72,727,553.

6.  RELATED PARTY TRANSACTIONS
Certain owners of WWW Advisors, Inc., are also Owners and/or Trustees of the Fund. These individuals may receive benefits from any Management fee paid to the Advisor.

7.  DISTRIBUTIONS
For the six months ended December 31, 1999, distributions of $0.16 aggregating $299,451 and $0.24 aggregating $445,850 were made from Short Term Capital Gains and Long Term Capital Gains, respectively.

8.  RESTRICTED AND OTHER ILLIQUID SECURITIES
Investments in restricted securities and investments where market quotations are not available, are valued at fair value as determined in good faith by the Board of Trustees, or a committee composed of members of the Board of Trustees of the Fund.

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Trustees based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

                                    WWW TRUST
                                WWW INTERNET FUND


                               INVESTMENT ADVISOR
                               WWW Advisors, Inc.
                         131 Prosperous Place, Suite 17
                               Lexington, KY 40509
                                 (888) 263-2204


                       FUND ACCOUNTANT AND TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (888) 999-8331


                                CUSTODIAN FirStar
                                   Bank, N.A.
                                 Cincinnati, OH


                        LITERATURE REQUESTS, NEW ACCOUNTS
                  SECURITIES DEALERS AND FINANCIAL INSTITUTIONS
                                 (888) 263-2204


                     EXISTING ACCOUNTS AND REDEMPTIONS ONLY
                                 (888) 999-8331


                      Member - Investment Company Institute


                              WWW.INTERNETFUND.COM